ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Growth Fund ("Large Cap Growth Fund")
Investment Objective.
Long term capital appreciation.

Fund Fees and Expenses.
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Large Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Large Cap Growth Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the Statement of Additional Information ("SAI").

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Large Cap Growth Fund ActivePassive Large Cap Growth Fund, Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Large Cap Growth Fund ActivePassive Large Cap Growth Fund, Class A
Management Fees		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.86%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		1.93%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.56%)
Net Annual Fund Operating Expenses		1.37%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Growth Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	FundQuest Incorporated (the "Advisor" or "FundQuest") has contractually agreed to waive all or a portion of its management fees or pay expenses of the Large Cap Growth Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A. The Large Cap Growth Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board").

Example.
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Large Cap Growth Fund ActivePassive Large Cap Growth Fund, Class A	707	1,096	1,509	2,658

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.
The Large Cap Growth Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large Cap Growth Fund's performance. During the most recent fiscal year, the Large Cap Growth Fund's portfolio turnover rate was
20% of the average value of its portfolio

Principal Investment Strategies.
Under normal conditions, the Large Cap Growth
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or exchange-traded funds
("ETFs"), which invest primarily in those types of equity securities.

The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index. As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from
 $1.2 billion to  $283 billion. The Fund's investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through
ETFs and mutual funds. The Fund may also invest up to 15% of its net assets in
American Depositary Receipts ("ADRs") and Global Depositary Receipts
("GDRs"). The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Large Cap Growth
Fund's net assets to active management and between 40% and 70% of its net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 1000®
Growth Index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. The Advisor has hired
Transamerica Investment Management, LLC ("TIM") to provide its expertise and recommendations regarding the securities in which the Large Cap Growth Fund should directly invest. Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments. Favorable characteristics would include companies that have leadership positions in their markets or are likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth. These characteristics are not limiting factors but may have a significant weight in
the selection of securities for the Large Cap Growth Fund.   Effective April 1,
2011, the sub-advisory agreement with TIM will terminate. At that time and until a new sub-advisor has been engaged, the portion of the Fund that had been actively managed by TIM will be managed by the Advisor.

When selecting securities for the passively managed portion of the Large Cap
Growth Fund, the Advisor examines characteristics that include tracking error
vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security if we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Principal Investment Risks.
Losing a portion or all of your investment is a risk
of investing in the Large Cap Growth Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Growth Fund's share price is likely to decline in value.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

 ·  Industry or Sector Emphasis Risk. Investing a substantial portion of the Large
   Cap Growth Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including European Depositary Receipts ("EDRs") and GDRs. Foreign
   securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

 ·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Performance.
The following performance information provides some indication of the risks of investing in the Large Cap Growth Fund by showing changes in the
Large Cap Growth Fund's performance from year to year and by showing how the
Large Cap Growth Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap
Growth Fund's past performance, before and after taxes, is not necessarily an indication of how the Large Cap Growth Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Large Cap Growth Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Growth
Fund's highest quarterly return was 16.77% for the quarter ended June 30, 2009, and the Large Cap Growth Fund's lowest quarterly return was -23.32% for the quarter ended December 31, 2008.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ActivePassive Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	(0.47%)	Dec 31, 2007
ActivePassive Large Cap Growth Fund, Class A	Large Cap Growth Fund Return Before Taxes	10.73%	(4.10%)	Dec 31, 2007
ActivePassive Large Cap Growth Fund, Class A After Taxes on Distributions	Large Cap Growth Fund Return After Taxes on Distributions	10.73%	(4.11%)	Dec 31, 2007
ActivePassive Large Cap Growth Fund, Class A After Taxes on Distributions and Sales	Large Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	6.98%	(3.47%)	Dec 31, 2007

ActivePassive Large Cap Value Fund
ActivePassive Large Cap Value Fund ("Large Cap Value Fund")
Investment Objective.
Long term capital appreciation.

Fund Fees and Expenses.
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Large Cap Value Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Large Cap Value Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Large Cap Value Fund ActivePassive Large Cap Value Fund, Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Large Cap Value Fund ActivePassive Large Cap Value Fund, Class A
Management Fees		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.95%
Acquired Fund Fees and Expenses	[1]	0.08%
Total Annual Fund Operating Expenses		2.03%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)
Net Annual Fund Operating Expenses		1.28%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Value Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Large Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.20% of average daily net assets of Class A. The Large Cap Value Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.
This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Large Cap Value Fund ActivePassive Large Cap Value Fund, Class A	698	1,106	1,538	2,738

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.
The Large Cap Value Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large Cap Value Fund's performance. During the most recent fiscal year, the Large Cap Value Fund's portfolio turnover rate was
9% of the average value of its portfolio.

Principal Investment Strategies.
Under normal conditions, the Large Cap Value
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

The Large Cap Value Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index. As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from  $1.2 billion to  $283 billion. The Large Cap Value Fund's investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.

The Fund may also invest up to 15% of its net assets in ADRs and GDRs. The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 20% and 60% of the Large Cap Value
Fund's net assets to active management and between 40% and 80% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 1000®
Value Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. The Advisor has hired C.S.
McKee, L.P. ("C.S. McKee") to provide its expertise and recommendations regarding the securities in which the Large Cap Value Fund should directly invest. Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals. Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership, and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the
Large Cap Value Fund.

When selecting securities for the passively managed portion of the Large Cap
Value Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks.
Losing a portion or all of your investment is a risk
of investing in the Large Cap Value Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Value Fund's share price is likely to decline in value.

·  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

·  Industry or Sector Emphasis Risk. Investing a substantial portion of the Large
   Cap Value Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

 ·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

 ·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Performance.
The following performance information provides some indication of the risks of investing in the Large Cap Value Fund by showing changes in the
Large Cap Value Fund's performance from year to year and by showing how the
Large Cap Value Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap Value
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Large Cap Value Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Value Fund's highest quarterly return was 16.73% for the quarter ended June 30, 2009, and the
Fund's lowest quarterly return was -20.45% for the quarter ended December 31,
2008.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ActivePassive Large Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 1000 Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	(4.42%)	Dec 31, 2007
ActivePassive Large Cap Value Fund, Class A	Large Cap Value Fund Return Before Taxes	7.38%	(6.90%)	Dec 31, 2007
ActivePassive Large Cap Value Fund, Class A After Taxes on Distributions	Large Cap Value Fund Return After Taxes on Distributions	7.22%	(7.05%)	Dec 31, 2007
ActivePassive Large Cap Value Fund, Class A After Taxes on Distributions and Sales	Large Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	5.00%	(5.82%)	Dec 31, 2007

ActivePassive Small/Mid Cap Fund
ActivePassive Small/Mid Cap Fund ("Small/Mid Cap Fund")
Investment Objective.
Long term capital appreciation.

Fund Fees and Expenses.
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Small/Mid Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Small/Mid Cap Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Small/Mid Cap Fund ActivePassive Small/Mid Cap Fund, Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Small/Mid Cap Fund ActivePassive Small/Mid Cap Fund, Class A
Management Fees		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		1.26%
Acquired Fund Fees and Expenses	[1]	0.11%
Total Annual Fund Operating Expenses		2.42%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.81%)
Net Annual Fund Operating Expenses		1.61%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Small/Mid Cap Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Small/Mid Cap Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.50% of average daily net assets of Class A. The Small/Mid Cap Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.
This Example is intended to help you compare the cost of investing in the Small/Mid Cap Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Small/Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Small/Mid Cap Fund ActivePassive Small/Mid Cap Fund, Class A	729	1,212	1,721	3,112

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.
The Small/Mid Cap Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small/Mid Cap Fund's performance. During the most recent fiscal year, the Small/Mid Cap Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies.
Under normal conditions, the Small/Mid Cap Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of small and medium capitalization U.S.
companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

The Small/Mid Cap Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500TM Index. As of the most recent reconstitution, companies in the Russell 2500TM Index have market capitalizations ranging from  $112 million to  $5.4 billion. The Small/Mid Cap
Fund's investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that the Advisor or Sub-Advisor believe have the potential for growth or value, real estate investment trusts ("REITs"), and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds. The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 80% of the Small/Mid Cap Fund's net assets to active management and between 20% and 60% of the Small/Mid Cap
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 2500TM Index. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe. The
Advisor has hired Eagle Asset Management, Inc. ("Eagle") to provide its expertise and recommendations regarding the securities in which the Small/Mid
Cap Fund should directly invest. Equity securities used in this strategy are generally believed to have the potential for growth or to be trading for less than their intrinsic value, in comparison to other available investments. Favorable characteristics for growth companies would include companies that have leadership positions in their markets or likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth. Favorable characteristics for value companies would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Small/Mid Cap Fund.

When selecting securities for the passively managed portion of the Small/Mid Cap
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

The Advisor or Sub-Advisor may choose to sell a security when either believes the security no longer offers attractive growth prospects or when the Advisor or
Sub-Advisor wish to take advantage of a better investment opportunity.

Principal Investment Risks.
Losing a portion or all of your investment is a risk
of investing in the Small/Mid Cap Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small/Mid Cap Fund's share price is likely to decline in value.

·  Smaller Company Securities Risk: Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

 ·  REIT Securities Risk.  The performance of equity and mortgage REITs depends on the performance of the portfolio investments of the REIT in real estate and/or mortgages. Equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by the quality of any credit extended and by special tax rules that apply to certain investments in securitized pools of mortgages .

·  Industry or Sector Emphasis Risk. Investing a substantial portion of the
   Small/Mid Cap Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

 ·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Performance.
The following performance information provides some indication of the risks of investing in the Small/Mid Cap Fund by showing changes in the
Small/Mid Cap Fund's performance from year to year and by showing how the
Small/Mid Cap Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Small/Mid Cap
Fund's past performance, before and after taxes, is not necessarily an indication of how the Small/Mid Cap Fund will perform in the future. Updated performance information is available on the Funds' website at
http://www.activepassivefunds.com or by calling the Small/Mid Cap Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Small/Mid Cap Fund's highest quarterly return was 20.00% for the quarter ended June 30, 2009, and the
Small/Mid Cap Fund's lowest quarterly return was -29.19% for the quarter ended
December 31, 2008.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ActivePassive Small/Mid Cap Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell 2500 Index	Russell 2500 TM Index (reflects no deduction for fees, expenses, or taxes)	[1]	26.71%	2.48%	Dec 31, 2007
Russell 2500 Growth Index	Russell 2500TM Growth Index (reflects no deduction for fees, expenses, or taxes)		28.86%	2.21%	Dec 31, 2007
ActivePassive Small/Mid Cap Fund, Class A	Small/Mid Cap Fund Return Before Taxes		22.21%	(4.88%)	Dec 31, 2007
ActivePassive Small/Mid Cap Fund, Class A After Taxes on Distributions	Small/Mid Cap Fund Return After Taxes on Distributions		22.21%	(4.88%)	Dec 31, 2007
ActivePassive Small/Mid Cap Fund, Class A After Taxes on Distributions and Sales	Small/Mid Cap Fund Return After Taxes on Distributions and Sale of Fund Shares		14.44%	(4.12%)	Dec 31, 2007
[1]	The Fund is discontinuing the use of the Russell TM 2500 Growth Index and replacing it with the Russell 2500 TM Index. The Advisor believes the Russell 2500 TM Index provides a more appropriate comparative benchmark for the Fund.

ActivePassive International Equity Fund
ActivePassive International Equity Fund ("International Fund")
Investment Objective.
Long term capital appreciation.

Fund Fees and Expenses.
This table describes the fees and expenses that you may
pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the International Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive International Equity Fund ActivePassive International Equity Fund, Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held 5 days or less)	(1.00%)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive International Equity Fund ActivePassive International Equity Fund, Class A
Management Fees		0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		1.42%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Fund Operating Expenses		2.53%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.17%)
Net Annual Fund Operating Expenses		1.36%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the International Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the International Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A. The International Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive International Equity Fund ActivePassive International Equity Fund, Class A	705	1,212	1,744	3,193

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.
The International Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Fund's performance. During the most recent fiscal year, the International Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies.
Under normal conditions, the International Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of non-U.S. companies of any size from at least three different countries and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities. The
International Fund's investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The International Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.

The Advisor generally allocates between 30% and 70% of the International Fund's net assets to active management and between 30% and 70% of the International
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. The Advisor has hired
Invesco Advisers, Inc. ("Invesco") to provide its expertise and recommendations regarding the securities in which the International Fund should directly invest. Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing. Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments. Favorable characteristics would include companies that have leadership positions in their markets or likely to become leaders in their respective industries, companies with strong balance sheet, companies with experienced management and companies that have a consistent history of earnings stability and growth or strong potential for steady growth. Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals. Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.

When selecting securities for the passively managed portion of the International
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

Principal Investment Risks.
Losing a portion or all of your investment is a risk
of investing in the International Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the International Fund's share price is likely to decline in value.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Emerging Markets Risk. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

·  Currency Risk. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the Fund's investment in a foreign security.

 ·  Industry or Sector Emphasis Risk. Investing a substantial portion of the
   International Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

 ·  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

 ·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

 ·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Performance.
The following performance information provides some indication of the risks of investing in the International Fund by showing changes in the
International Fund's performance from year to year and by showing how the
International Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The International
Fund's past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the International Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the International Fund's highest quarterly return was 21.31% for the quarter ended June 30, 2009, and the
International Fund's lowest quarterly return was -19.12% for the quarter ended
December 31, 2008.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ActivePassive International Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.75%	(7.02%)	Dec 31, 2007
ActivePassive International Equity Fund, Class A	International Fund Return Before Taxes	3.36%	(7.07%)	Dec 31, 2007
ActivePassive International Equity Fund, Class A After Taxes on Distributions	International Fund Return After Taxes on Distributions	3.20%	(7.24%)	Dec 31, 2007
ActivePassive International Equity Fund, Class A After Taxes on Distributions and Sales	International Fund Return After Taxes on Distributions and Sale of Fund Shares	2.39%	(5.96%)	Dec 31, 2007

ActivePassive Global Bond Fund
ActivePassive Global Bond Fund ("Global Bond Fund")
Investment Objectives.
Income and capital appreciation.

Fund Fees and Expenses.
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Global Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Global Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Global Bond Fund ActivePassive Global Bond Fund, Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held 5 days or less)	(1.00%)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Global Bond Fund ActivePassive Global Bond Fund, Class A
Management Fees		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		1.53%
Acquired Fund Fees and Expenses	[1]	0.50%
Total Annual Fund Operating Expenses		3.03%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(1.33%)
Net Annual Fund Operating Expenses		1.70%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Global Bond Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Global Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.20% of average daily net assets of Class A. The Global Bond Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.
This Example is intended to help you compare the cost of investing in the Global Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Global Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Bond Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Global Bond Fund ActivePassive Global Bond Fund, Class A	738	1,341	1,967	3,645

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.
The Global Bond Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Bond Fund's performance. During the most recent fiscal year, the Global Bond Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies.
Under normal conditions, the Global Bond Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and foreign bonds (debt securities) from at least three different countries and in investment companies, such as mutual funds or ETFs, which invest primarily in these debt securities. The debt securities in which the Global Bond Fund may invest may include investment grade and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, and supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs. At least 40% of the Fund's assets, whether invested directly in bonds or through indirect investment in mutual funds and ETFs, are invested in foreign securities.

The Fund may invest in unrated bonds, which we consider to be of comparable quality. Debt securities held by the Fund may have any remaining maturity. The
Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 40% and 80% of the Global Bond Fund's net assets for active management and between 20% and 60% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the BofAML Global
Broad Market Index. The BofAML Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. With respect to the assets allocated for active management, the Advisor invests in various fixed income mutual funds
("underlying funds").

In selecting global fixed-income investments for the Fund, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks. We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Global Bond
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security to replace it with one that presents a better value or risk/reward profile. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by underlying funds, in addition to indirectly bearing the principal risks of the underlying funds.

Principal Investment Risks.
Losing a portion or all of your investment is a risk
of investing in the Global Bond Fund. The following principal risks could affect the value of your investment:

·  Debt Securities Risk. Debt securities, such as notes and bonds, in which the underlying mutual funds and ETFs invest are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Currency Risk. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the Fund's investment in a foreign security.

·  U.S. Government Obligations Risk. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Performance.
The following performance information provides some indication of the risks of investing in the Global Bond Fund by showing changes in the Global
Bond Fund's performance from year to year and by showing how the Global Bond
Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Global Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the
Global Bond Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Global Bond Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Global Bond Fund's highest quarterly return was 9.11% for the quarter ended June 30, 2009, and the
Global Bond Fund's lowest quarterly return was -7.26% for the quarter ended
September 30, 2008.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ActivePassive Global Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BofAML Global Broad Market Index	BofAML Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)	5.61%	5.74%	Dec 31, 2007
ActivePassive Global Bond Fund, Class A	Global Bond Fund Return Before Taxes	(0.57%)	3.30%	Dec 31, 2007
ActivePassive Global Bond Fund, Class A After Taxes on Distributions	Global Bond Fund Return After Taxes on Distributions	(1.24%)	2.35%	Dec 31, 2007
ActivePassive Global Bond Fund, Class A After Taxes on Distributions and Sales	Global Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.38%)	2.24%	Dec 31, 2007

ActivePassive Intermediate Taxable Bond Fund
ActivePassive Intermediate Taxable Bond Fund ("Taxable Bond Fund")
Investment Objective.
Income and capital appreciation.

Fund Fees and Expenses.
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Taxable Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Taxable Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Intermediate Taxable Bond Fund ActivePassive Intermediate Taxable Bond Fund, Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Intermediate Taxable Bond Fund ActivePassive Intermediate Taxable Bond Fund, Class A
Management Fees		0.60%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.92%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		1.84%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.77%)
Net Annual Fund Operating Expenses		1.07%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Taxable Bond Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Taxable Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A. The Taxable Bond Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.
This Example is intended to help you compare the cost of investing in the Taxable Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Taxable Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Taxable Bond Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Intermediate Taxable Bond Fund ActivePassive Intermediate Taxable Bond Fund, Class A	678	1,049	1,444	2,547

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.
The Taxable Bond Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Taxable Bond Fund's performance. During the most recent fiscal year, the Taxable Bond Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies.
Under normal conditions, the Taxable Bond Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade bonds (debt securities) and in investment companies, such as mutual funds and ETFs which invest primarily in these debt securities. The bonds in which the Taxable Bond Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than seven years. The debt securities in which the Taxable Bond Fund may invest may include investment grade domestic and foreign corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

The Advisor generally allocates between 20% and 70% of the Taxable Bond Fund's net assets for active management and between 30% and 80% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Barclays
Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond
Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Advisor has hired Sage
Advisory Services, Ltd. Co. ("Sage") to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered. Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation) and from sales of securities, as securities may not be held until maturity. We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Taxable Bond
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Investment Risks.
Losing a portion or all of your investment is a risk
of investing in the Taxable Bond Fund. The following principal risks could affect the value of your investment:

·  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

·  U.S. Government Obligations Risk. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

·  Mortgage- and Asset-Backed Securities Risk. Mortgage- and Asset-Backed
   securities risk includes Market Risk, Interest Rate Risk, Credit Risk,
   Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages, which could cause the Fund to reinvest the proceeds at lower yields) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile. Under certain adverse market conditions, mortgage- and asset-backed securities may have more limited liquidity than usual.

 ·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Performance.
The following performance information provides some indication of the risks of investing in the Taxable Bond Fund by showing changes in the
Taxable Bond Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Taxable Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Taxable Bond
Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at http://www.activepassivefunds.com or by calling the Taxable Bond Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Taxable Bond Fund's highest quarterly return was 4.93% for the quarter ended December 31, 2008, and the Taxable Bond Fund's lowest quarterly return was -1.68% for the quarter ended
June 30, 2008.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ActivePassive Intermediate Taxable Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.90%	Dec 31, 2007
ActivePassive Intermediate Taxable Bond Fund, Class A	Taxable Bond Fund Return Before Taxes	(1.32%)	2.13%	Dec 31, 2007
ActivePassive Intermediate Taxable Bond Fund, Class A After Taxes on Distributions	Taxable Bond Fund Return After Taxes on Distributions	(2.21%)	1.20%	Dec 31, 2007
ActivePassive Intermediate Taxable Bond Fund, Class A After Taxes on Distributions and Sales	Taxable Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.83%)	1.27%	Dec 31, 2007

ActivePassive Intermediate Municipal Bond Fund
ActivePassive Intermediate Municipal Bond Fund ("Municipal Bond Fund")
Investment Objective.
Income and capital appreciation.

Fund Fees and Expenses.
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Municipal Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Municipal Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Intermediate Municipal Bond Fund ActivePassive Intermediate Municipal Bond Fund, Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Intermediate Municipal Bond Fund ActivePassive Intermediate Municipal Bond Fund, Class A
Management Fees		0.60%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.99%
Acquired Fund Fees and Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		1.96%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.84%)
Net Annual Fund Operating Expenses		1.12%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Municipal Bond Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Municipal Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A. The Municipal Bond Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.
This Example is intended to help you compare the cost of investing in the Municipal Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Bond Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Intermediate Municipal Bond Fund ActivePassive Intermediate Municipal Bond Fund, Class A	682	1,078	1,497	2,664

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.
The Municipal Bond Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Municipal Bond Fund's performance. During the most recent fiscal year, the Municipal Bond Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies.
Under normal conditions, the Municipal Bond
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax or in registered investment companies, such as mutual funds or ETFs, that invest in municipal bonds. The bonds in which the Municipal Bond Fund may invest typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

The Advisor generally allocates from 30% to 70% of the Municipal Bond Fund's net assets to the sub-advisor for active management and from 30% to 70% of the
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Barclays Capital U.S. Municipal Bond Index. The Barclays
Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The Advisor has hired
Gannett, Welsh & Kotler, LLC ("GWK") to provide its expertise regarding the securities in which the Fund should directly invest for the Fund's actively managed portion.

The Fund considers, among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation)
and from sales of securities, as securities may not be held until maturity. The
Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations. We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Municipal
Bond Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security if we find one we believe is more attractive for our portfolios on an after-tax, after-transaction cost basis. We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Investment Risks.
Losing a portion or all of your investment is a risk
of investing in the Municipal Bond Fund. The following principal risks could affect the value of your investment:

·  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

 ·  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

 ·  Tax Risk. A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

 ·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Performance.
The following performance information provides some indication of the risks of investing in the Municipal Bond Fund by showing changes in the
Municipal Bond Fund's performance from year to year and by showing how the
Municipal Bond Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Municipal Bond
Fund's past performance, before and after taxes, is not necessarily an indication of how the Municipal Bond Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Municipal Bond Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Municipal Bond Fund's highest quarterly return was 6.48% for the quarter ended September 30, 2009, and the Municipal Bond Fund's lowest quarterly return was -5.02% for the quarter ended December 31, 2010.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns ActivePassive Intermediate Municipal Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Barclays Capital U.S. Municipal Bond Index	Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.08%	Dec 31, 2007
ActivePassive Intermediate Municipal Bond Fund, Class A	Municipal Bond Fund Return Before Taxes	(4.64%)	0.63%	Dec 31, 2007
ActivePassive Intermediate Municipal Bond Fund, Class A After Taxes on Distributions	Municipal Bond Fund Return After Taxes on Distributions	(4.80%)	0.57%	Dec 31, 2007
ActivePassive Intermediate Municipal Bond Fund, Class A After Taxes on Distributions and Sales	Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares	(2.05%)	0.88%	Dec 31, 2007

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
ActivePassive Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Large Cap Growth Fund ("Large Cap Growth Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Large Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Large Cap Growth Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the Statement of Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Large Cap Growth Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large Cap Growth Fund's performance. During the most recent fiscal year, the Large Cap Growth Fund's portfolio turnover rate was
20% of the average value of its portfolio

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Large Cap Growth Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Growth Fund and does not include acquired fund fees and expenses ("AFFE").
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Large Cap Growth
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or exchange-traded funds
("ETFs"), which invest primarily in those types of equity securities.

The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index. As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from
 $1.2 billion to  $283 billion. The Fund's investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through
ETFs and mutual funds. The Fund may also invest up to 15% of its net assets in
American Depositary Receipts ("ADRs") and Global Depositary Receipts
("GDRs"). The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Large Cap Growth
Fund's net assets to active management and between 40% and 70% of its net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 1000®
Growth Index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. The Advisor has hired
Transamerica Investment Management, LLC ("TIM") to provide its expertise and recommendations regarding the securities in which the Large Cap Growth Fund should directly invest. Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments. Favorable characteristics would include companies that have leadership positions in their markets or are likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth. These characteristics are not limiting factors but may have a significant weight in
the selection of securities for the Large Cap Growth Fund.   Effective April 1,
2011, the sub-advisory agreement with TIM will terminate. At that time and until a new sub-advisor has been engaged, the portion of the Fund that had been actively managed by TIM will be managed by the Advisor.

When selecting securities for the passively managed portion of the Large Cap
Growth Fund, the Advisor examines characteristics that include tracking error
vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security if we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk
of investing in the Large Cap Growth Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Growth Fund's share price is likely to decline in value.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

 ·  Industry or Sector Emphasis Risk. Investing a substantial portion of the Large
   Cap Growth Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including European Depositary Receipts ("EDRs") and GDRs. Foreign
   securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

 ·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Large Cap Growth Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Large Cap Growth Fund by showing changes in the
Large Cap Growth Fund's performance from year to year and by showing how the
Large Cap Growth Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap
Growth Fund's past performance, before and after taxes, is not necessarily an indication of how the Large Cap Growth Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Large Cap Growth Fund toll-free at 1-877-273-8635.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Large Cap Growth Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Large Cap Growth Fund's past performance, before and after taxes, is not necessarily an indication of how the Large Cap Growth Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Growth
Fund's highest quarterly return was 16.77% for the quarter ended June 30, 2009, and the Large Cap Growth Fund's lowest quarterly return was -23.32% for the quarter ended December 31, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
ActivePassive Large Cap Growth Fund | ActivePassive Large Cap Growth Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APLGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,658
Annual Return 2008	rr_AnnualReturn2008	(39.27%)
Annual Return 2009	rr_AnnualReturn2009	31.15%
Annual Return 2010	rr_AnnualReturn2010	17.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Large Cap Growth Fund | ActivePassive Large Cap Growth Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Large Cap Growth Fund | ActivePassive Large Cap Growth Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Large Cap Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Large Cap Value Fund ("Large Cap Value Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Large Cap Value Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Large Cap Value Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Large Cap Value Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large Cap Value Fund's performance. During the most recent fiscal year, the Large Cap Value Fund's portfolio turnover rate was
9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Large Cap Value Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Value Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Large Cap Value
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

The Large Cap Value Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index. As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from  $1.2 billion to  $283 billion. The Large Cap Value Fund's investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.

The Fund may also invest up to 15% of its net assets in ADRs and GDRs. The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 20% and 60% of the Large Cap Value
Fund's net assets to active management and between 40% and 80% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 1000®
Value Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. The Advisor has hired C.S.
McKee, L.P. ("C.S. McKee") to provide its expertise and recommendations regarding the securities in which the Large Cap Value Fund should directly invest. Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals. Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership, and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the
Large Cap Value Fund.

When selecting securities for the passively managed portion of the Large Cap
Value Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk
of investing in the Large Cap Value Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Value Fund's share price is likely to decline in value.

·  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

·  Industry or Sector Emphasis Risk. Investing a substantial portion of the Large
   Cap Value Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

 ·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

 ·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Large Cap Value Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial,economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Large Cap Value Fund by showing changes in the
Large Cap Value Fund's performance from year to year and by showing how the
Large Cap Value Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap Value
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Large Cap Value Fund toll-free at 1-877-273-8635.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Large Cap Value Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Large Cap Value Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Value Fund's highest quarterly return was 16.73% for the quarter ended June 30, 2009, and the
Fund's lowest quarterly return was -20.45% for the quarter ended December 31,
2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
ActivePassive Large Cap Value Fund | ActivePassive Large Cap Value Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APLVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,738
Annual Return 2008	rr_AnnualReturn2008	(36.36%)
Annual Return 2009	rr_AnnualReturn2009	18.16%
Annual Return 2010	rr_AnnualReturn2010	13.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.45%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Value Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.90%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Large Cap Value Fund | ActivePassive Large Cap Value Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Value Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.05%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Large Cap Value Fund | ActivePassive Large Cap Value Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Large Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Large Cap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Small/Mid Cap Fund ("Small/Mid Cap Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Small/Mid Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Small/Mid Cap Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small/Mid Cap Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small/Mid Cap Fund's performance. During the most recent fiscal year, the Small/Mid Cap Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Small/Mid Cap Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Small/Mid Cap Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small/Mid Cap Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Small/Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Small/Mid Cap Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of small and medium capitalization U.S.
companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

The Small/Mid Cap Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500TM Index. As of the most recent reconstitution, companies in the Russell 2500TM Index have market capitalizations ranging from  $112 million to  $5.4 billion. The Small/Mid Cap
Fund's investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that the Advisor or Sub-Advisor believe have the potential for growth or value, real estate investment trusts ("REITs"), and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds. The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 80% of the Small/Mid Cap Fund's net assets to active management and between 20% and 60% of the Small/Mid Cap
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 2500TM Index. The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe. The
Advisor has hired Eagle Asset Management, Inc. ("Eagle") to provide its expertise and recommendations regarding the securities in which the Small/Mid
Cap Fund should directly invest. Equity securities used in this strategy are generally believed to have the potential for growth or to be trading for less than their intrinsic value, in comparison to other available investments. Favorable characteristics for growth companies would include companies that have leadership positions in their markets or likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth. Favorable characteristics for value companies would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Small/Mid Cap Fund.

When selecting securities for the passively managed portion of the Small/Mid Cap
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

The Advisor or Sub-Advisor may choose to sell a security when either believes the security no longer offers attractive growth prospects or when the Advisor or
Sub-Advisor wish to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk
of investing in the Small/Mid Cap Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small/Mid Cap Fund's share price is likely to decline in value.

·  Smaller Company Securities Risk: Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

·  Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

 ·  REIT Securities Risk.  The performance of equity and mortgage REITs depends on the performance of the portfolio investments of the REIT in real estate and/or mortgages. Equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. Mortgage REITs may be affected by the quality of any credit extended and by special tax rules that apply to certain investments in securitized pools of mortgages .

·  Industry or Sector Emphasis Risk. Investing a substantial portion of the
   Small/Mid Cap Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

 ·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Small/Mid Cap Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Small/Mid Cap Fund by showing changes in the
Small/Mid Cap Fund's performance from year to year and by showing how the
Small/Mid Cap Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Small/Mid Cap
Fund's past performance, before and after taxes, is not necessarily an indication of how the Small/Mid Cap Fund will perform in the future. Updated performance information is available on the Funds' website at
http://www.activepassivefunds.com or by calling the Small/Mid Cap Fund toll-free at 1-877-273-8635.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Small/Mid Cap Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small/Mid Cap Fund's past performance, before and after taxes, is not necessarily an indication of how the Small/Mid Cap Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Small/Mid Cap Fund's highest quarterly return was 20.00% for the quarter ended June 30, 2009, and the
Small/Mid Cap Fund's lowest quarterly return was -29.19% for the quarter ended
December 31, 2008.

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund is discontinuing the use of the Russell TM 2500 Growth Index and replacing it with the Russell 2500 TM Index. The Advisor believes the Russell 2500 TM Index provides a more appropriate comparative benchmark for the Fund.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs .
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
ActivePassive Small/Mid Cap Fund | ActivePassive Small/Mid Cap Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APMGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[6]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,212
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,721
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,112
Annual Return 2008	rr_AnnualReturn2008	(46.47%)
Annual Return 2009	rr_AnnualReturn2009	31.63%
Annual Return 2010	rr_AnnualReturn2010	29.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small/Mid Cap Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Small/Mid Cap Fund | ActivePassive Small/Mid Cap Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small/Mid Cap Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Small/Mid Cap Fund | ActivePassive Small/Mid Cap Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Small/Mid Cap Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.12%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Small/Mid Cap Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 TM Index (reflects no deduction for fees, expenses, or taxes)	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Small/Mid Cap Fund | Russell 2500 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500TM Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive International Equity Fund ("International Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the International Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The International Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Fund's performance. During the most recent fiscal year, the International Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the International Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the International Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the International Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of non-U.S. companies of any size from at least three different countries and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities. The
International Fund's investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The International Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.

The Advisor generally allocates between 30% and 70% of the International Fund's net assets to active management and between 30% and 70% of the International
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. The Advisor has hired
Invesco Advisers, Inc. ("Invesco") to provide its expertise and recommendations regarding the securities in which the International Fund should directly invest. Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing. Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments. Favorable characteristics would include companies that have leadership positions in their markets or likely to become leaders in their respective industries, companies with strong balance sheet, companies with experienced management and companies that have a consistent history of earnings stability and growth or strong potential for steady growth. Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals. Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.

When selecting securities for the passively managed portion of the International
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk
of investing in the International Fund. The following principal risks could affect the value of your investment:

·  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the International Fund's share price is likely to decline in value.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Emerging Markets Risk. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

·  Currency Risk. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the Fund's investment in a foreign security.

 ·  Industry or Sector Emphasis Risk. Investing a substantial portion of the
   International Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

 ·  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

 ·  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

 ·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the International Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the International Fund by showing changes in the
International Fund's performance from year to year and by showing how the
International Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The International
Fund's past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the International Fund toll-free at 1-877-273-8635.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the International Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The International Fund's past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the International Fund's highest quarterly return was 21.31% for the quarter ended June 30, 2009, and the
International Fund's lowest quarterly return was -19.12% for the quarter ended
December 31, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
ActivePassive International Equity Fund | ActivePassive International Equity Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APIEX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held 5 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)	[9]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	705
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,212
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,744
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,193
Annual Return 2008	rr_AnnualReturn2008	(40.31%)
Annual Return 2009	rr_AnnualReturn2009	30.16%
Annual Return 2010	rr_AnnualReturn2010	9.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.12%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive International Equity Fund | ActivePassive International Equity Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive International Equity Fund | ActivePassive International Equity Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	International Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.96%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive International Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.02%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Global Bond Fund ("Global Bond Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Global Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Global Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Global Bond Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Bond Fund's performance. During the most recent fiscal year, the Global Bond Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Global Bond Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Global Bond Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Global Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Bond Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Global Bond Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and foreign bonds (debt securities) from at least three different countries and in investment companies, such as mutual funds or ETFs, which invest primarily in these debt securities. The debt securities in which the Global Bond Fund may invest may include investment grade and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, and supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs. At least 40% of the Fund's assets, whether invested directly in bonds or through indirect investment in mutual funds and ETFs, are invested in foreign securities.

The Fund may invest in unrated bonds, which we consider to be of comparable quality. Debt securities held by the Fund may have any remaining maturity. The
Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 40% and 80% of the Global Bond Fund's net assets for active management and between 20% and 60% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the BofAML Global
Broad Market Index. The BofAML Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. With respect to the assets allocated for active management, the Advisor invests in various fixed income mutual funds
("underlying funds").

In selecting global fixed-income investments for the Fund, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks. We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Global Bond
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security to replace it with one that presents a better value or risk/reward profile. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by underlying funds, in addition to indirectly bearing the principal risks of the underlying funds.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk
of investing in the Global Bond Fund. The following principal risks could affect the value of your investment:

·  Debt Securities Risk. Debt securities, such as notes and bonds, in which the underlying mutual funds and ETFs invest are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

·  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

·  Currency Risk. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the Fund's investment in a foreign security.

·  U.S. Government Obligations Risk. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Global Bond Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Global Bond Fund by showing changes in the Global
Bond Fund's performance from year to year and by showing how the Global Bond
Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Global Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the
Global Bond Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Global Bond Fund toll-free at 1-877-273-8635.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Global Bond Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Global Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Global Bond Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Global Bond Fund's highest quarterly return was 9.11% for the quarter ended June 30, 2009, and the
Global Bond Fund's lowest quarterly return was -7.26% for the quarter ended
September 30, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
ActivePassive Global Bond Fund | ActivePassive Global Bond Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APGLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Redemption Fee (as a percentage of amount redeemed on shares held 5 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.03%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[11]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	738
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,341
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,967
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,645
Annual Return 2008	rr_AnnualReturn2008	(0.92%)
Annual Return 2009	rr_AnnualReturn2009	11.90%
Annual Return 2010	rr_AnnualReturn2010	5.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Bond Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Global Bond Fund | ActivePassive Global Bond Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Bond Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Global Bond Fund | ActivePassive Global Bond Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Bond Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Global Bond Fund | BofAML Global Broad Market Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofAML Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Taxable Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Intermediate Taxable Bond Fund ("Taxable Bond Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Taxable Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Taxable Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Taxable Bond Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Taxable Bond Fund's performance. During the most recent fiscal year, the Taxable Bond Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Taxable Bond Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Taxable Bond Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Taxable Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Taxable Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Taxable Bond Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Taxable Bond Fund
invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade bonds (debt securities) and in investment companies, such as mutual funds and ETFs which invest primarily in these debt securities. The bonds in which the Taxable Bond Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than seven years. The debt securities in which the Taxable Bond Fund may invest may include investment grade domestic and foreign corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

The Advisor generally allocates between 20% and 70% of the Taxable Bond Fund's net assets for active management and between 30% and 80% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Barclays
Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond
Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Advisor has hired Sage
Advisory Services, Ltd. Co. ("Sage") to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered. Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation) and from sales of securities, as securities may not be held until maturity. We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Taxable Bond
Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk
of investing in the Taxable Bond Fund. The following principal risks could affect the value of your investment:

·  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

·  U.S. Government Obligations Risk. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

·  Mortgage- and Asset-Backed Securities Risk. Mortgage- and Asset-Backed
   securities risk includes Market Risk, Interest Rate Risk, Credit Risk,
   Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages, which could cause the Fund to reinvest the proceeds at lower yields) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile. Under certain adverse market conditions, mortgage- and asset-backed securities may have more limited liquidity than usual.

 ·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Taxable Bond Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Taxable Bond Fund by showing changes in the
Taxable Bond Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Taxable Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Taxable Bond
Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at http://www.activepassivefunds.com or by calling the Taxable Bond Fund toll-free at 1-877-273-8635.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Taxable Bond Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Taxable Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Taxable Bond Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Taxable Bond Fund's highest quarterly return was 4.93% for the quarter ended December 31, 2008, and the Taxable Bond Fund's lowest quarterly return was -1.68% for the quarter ended
June 30, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
ActivePassive Intermediate Taxable Bond Fund | ActivePassive Intermediate Taxable Bond Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APTAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[13]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,049
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,547
Annual Return 2008	rr_AnnualReturn2008	4.75%
Annual Return 2009	rr_AnnualReturn2009	3.08%
Annual Return 2010	rr_AnnualReturn2010	4.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Taxable Bond Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Taxable Bond Fund | ActivePassive Intermediate Taxable Bond Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Taxable Bond Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Taxable Bond Fund | ActivePassive Intermediate Taxable Bond Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Taxable Bond Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Taxable Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Intermediate Municipal Bond Fund ("Municipal Bond Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may
pay if you buy and hold shares of the Municipal Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Municipal Bond Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 73 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 61 of the SAI.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Municipal Bond Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Municipal Bond Fund's performance. During the most recent fiscal year, the Municipal Bond Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Municipal Bond Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Municipal Bond Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Municipal Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Bond Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, Footnotes	rr_ExpenseExampleFootnotesTextBlock
The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Municipal Bond
Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax or in registered investment companies, such as mutual funds or ETFs, that invest in municipal bonds. The bonds in which the Municipal Bond Fund may invest typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

The Advisor generally allocates from 30% to 70% of the Municipal Bond Fund's net assets to the sub-advisor for active management and from 30% to 70% of the
Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Barclays Capital U.S. Municipal Bond Index. The Barclays
Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The Advisor has hired
Gannett, Welsh & Kotler, LLC ("GWK") to provide its expertise regarding the securities in which the Fund should directly invest for the Fund's actively managed portion.

The Fund considers, among other factors, a security's duration (or sensitivity of a security's price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund's portfolio that offer, or that are in sectors that offer, enhanced levels of income. Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation)
and from sales of securities, as securities may not be held until maturity. The
Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations. We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Municipal
Bond Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. We may also sell a security if we find one we believe is more attractive for our portfolios on an after-tax, after-transaction cost basis. We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk
of investing in the Municipal Bond Fund. The following principal risks could affect the value of your investment:

·  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

 ·  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

 ·  Tax Risk. A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.

·  Non-Diversification Risk. The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.

 ·  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

 ·  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Municipal Bond Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund's share price may be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Municipal Bond Fund by showing changes in the
Municipal Bond Fund's performance from year to year and by showing how the
Municipal Bond Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Municipal Bond
Fund's past performance, before and after taxes, is not necessarily an indication of how the Municipal Bond Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Municipal Bond Fund toll-free at 1-877-273-8635.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Municipal Bond Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Municipal Bond Fund's past performance, before and after taxes, is not necessarily an indication of how the Municipal Bond Fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Municipal Bond Fund's highest quarterly return was 6.48% for the quarter ended September 30, 2009, and the Municipal Bond Fund's lowest quarterly return was -5.02% for the quarter ended December 31, 2010.

Performance Table, Heading	rr_PerformanceTableHeading	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
ActivePassive Intermediate Municipal Bond Fund | ActivePassive Intermediate Municipal Bond Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APMUX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.99%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[15]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,078
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,497
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,664
Annual Return 2008	rr_AnnualReturn2008	(0.53%)
Annual Return 2009	rr_AnnualReturn2009	7.48%
Annual Return 2010	rr_AnnualReturn2010	1.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.02%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Municipal Bond Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Municipal Bond Fund | ActivePassive Intermediate Municipal Bond Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Municipal Bond Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Municipal Bond Fund | ActivePassive Intermediate Municipal Bond Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Municipal Bond Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007
ActivePassive Intermediate Municipal Bond Fund | Barclays Capital U.S. Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2007

[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Growth Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	FundQuest Incorporated (the "Advisor" or "FundQuest") has contractually agreed to waive all or a portion of its management fees or pay expenses of the Large Cap Growth Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A. The Large Cap Growth Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board").
[3]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Value Fund and does not include AFFE.
[4]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Large Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.20% of average daily net assets of Class A. The Large Cap Value Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.
[5]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Small/Mid Cap Fund and does not include AFFE.
[6]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Small/Mid Cap Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.50% of average daily net assets of Class A. The Small/Mid Cap Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.
[7]	The Fund is discontinuing the use of the Russell TM 2500 Growth Index and replacing it with the Russell 2500 TM Index. The Advisor believes the Russell 2500 TM Index provides a more appropriate comparative benchmark for the Fund.
[8]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the International Fund and does not include AFFE.
[9]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the International Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A. The International Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.
[10]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Global Bond Fund and does not include AFFE.
[11]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Global Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.20% of average daily net assets of Class A. The Global Bond Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.
[12]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Taxable Bond Fund and does not include AFFE.
[13]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Taxable Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A. The Taxable Bond Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.
[14]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Municipal Bond Fund and does not include AFFE.
[15]	The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Municipal Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A. The Municipal Bond Fund's expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.